Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 189,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	29,050.73
Total Offset Amount	0.00
Net Fee	$ 29,050.73